Condensed Consolidated Balance Sheets (Unaudited)	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Current assets
Cash and cash equivalents	$ 4,134,698	$ 532,184	$ 2,706,452	$ 348,352	$ 11,472,498
Accounts receivable, net	9,504,413	1,223,329	8,616,442	1,101,016	7,702,983
Deferred IPO costs	13,490,558	1,736,393	12,846,767	1,641,571	7,001,696
Other receivables, net	937,643	120,686	433,359	55,375	312,124
Prepaid expenses			47,704	6,096	53,667
Total current assets	28,067,312	3,612,592	24,650,724	3,149,891	26,542,968
Property and equipment, net	6,944	893	8,132	1,039	10,512
Long-term rental deposits	91,934	11,833	96,917	12,384	97,067
Right-of-use assets – operating lease	381,569	49,112	508,848	65,021	272,561
Deferred tax assets, net	28,841	3,712	16,053	2,051	81,798
Total non-current assets	509,288	65,550	629,950	80,495	461,938
Total assets	28,576,600	3,678,142	25,280,674	3,230,386	27,004,906
Current liabilities
Accrued expenses and other payables	978,436	125,936	519,807	66,421	297,485
Deferred revenue	258,189	33,232	296,304	38,138	270,239
Income tax payable	2,020,181	260,021	1,429,296	182,637	1,372,675
Operating lease obligation, current portion	263,445	33,908	271,286	34,665	272,561
Total current liabilities	3,520,251	453,097	2,516,693	321,585	2,212,960
Other liabilities
Operating lease obligation, net of current portion	118,124	15,204	237,562	30,356
Total other liabilities	118,124	15,204	237,562	30,356
Total liabilities	3,638,375	468,301	2,754,255	351,941	2,212,960
Commitment and contingencies
Shareholders’ equity
Ordinary Shares, value	78,498	10,000	78,498	10,000	78,498
Shares subscription receivable	(78,498)	(10,000)	(78,498)	(10,000)	(78,498)
Additional paid-in capital	9,000	1,147	9,000	1,147	9,000
Retained earnings	24,941,040	3,186,456	22,518,491	2,874,647	24,770,384
Accumulated other comprehensive (loss) income	(11,815)	22,238	(1,072)	2,651	12,562
Total shareholders’ equity	24,938,225	3,209,841	22,526,419	2,878,445	24,791,946
Total liabilities and shareholders’ equity	$ 28,576,600	$ 3,678,142	25,280,674	3,230,386	27,004,906
Previously Reported
Current assets
Cash and cash equivalents			2,706,452	345,833	11,472,498
Current liabilities
Deferred revenue			$ 296,304	$ 37,862	$ 270,239